Cover	Feb. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2022
Entity File Number	000-55611
Entity Registrant Name	HUBILU VENTURE CORPORATION
Entity Central Index Key	0001639068
Entity Tax Identification Number	47-3342387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	205 S. Beverly Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	308-7887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false